AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 20, 2013

SECURITIES ACT FILE NO. 2-87607

INVESTMENT COMPANY ACT FILE NO. 811-3896

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 34	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 34	☒

FPA PERENNIAL FUND, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

11400 WEST OLYMPIC BOULEVARD, SUITE 1200
LOS ANGELES, CALIFORNIA 90064

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

(310)473-0225

(REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE)

J. RICHARD ATWOOD, TREASURER	COPY TO:
FPA PERENNIAL FUND, INC.	MARK D. PERLOW, ESQ.
11400 WEST OLYMPIC BOULEVARD, SUITE 1200	K&L GATES LLP
LOS ANGELES, CALIFORNIA 90064	FOUR EMBARCADERO CENTER, STE. 1200
(NAME AND ADDRESS OF AGENT FOR SERVICE)	SAN FRANCISCO, CALIFORNIA 94111

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

AS SOON AS PRACTICABLE AFTER REGISTRATION STATEMENT BECOMES EFFECTIVE.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

☒    IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)

☐    ON (DATE) PURSUANT TO PARAGRAPH (B)

☐    60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)

☐    ON (DATE) PURSUANT TO PARAGRAPH (A)(1)

☐    75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)

☐    ON (DATE) PURSUANT TO PARAGRAPH (A)(2) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

☐    THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

TITLE OF SECURITIES BEING REGISTERED: COMMON STOCK, $0.01 PAR VALUE

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to Registration Statement and has duly caused this Post-Effective Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, State of California, on the 20th day of May, 2013.

FPA PERENNIAL FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/S/ ERIC S. ENDE	President	May 20, 2013
Eric S. Ende	(Principal Executive
Officer)

/S/ J. RICHARD ATWOOD	Treasurer	May 20, 2013
J. Richard Atwood	(Principal Financial
Officer and Principal
Accounting Officer)

/S/ ERIC S. ENDE	Director	May 20, 2013
Eric S. Ende

/S/ THOMAS P. MERRICK	Director	May 20, 2013
Thomas P. Merrick

/S/ A. ROBERT PISANO	Director	May 20, 2013
A. Robert Pisano

/S/ PATRICK B. PURCELL	Director	May 20, 2013
Patrick B. Purcell

/S/ ALLAN M. RUDNICK	Director	May 20, 2013
Allan M. Rudnick

EXHIBIT INDEX

EXHIBIT

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX.101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase